SHAREHOLDERS' EQUITY (Schedule of Restricted Share Activity) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
Outstanding at beginning of year	131,459	243,339	132,050
Granted			250,000
Vested	(111,880)	(111,880)	(138,711)
Outstanding as of December 31,	19,579	131,459	243,339